Financial Instruments (Tables)	6 Months Ended
Oct. 31, 2020
Investments, All Other Investments [Abstract]
Financial instruments measured at fair value on a recurring basis
	Level 1	Level 2	Level 3	Total
Fair value of derivatives	$—	$812,390	$—	$812,390